iShares
®
Global 100 ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .4%
BHP Group Ltd. .......................... 1,109,082 $ 33,471,128
a
China  —  1 .3%
Tencent Holdings Ltd. ...................... 1,335,400 102,483,312
a
France  —  2 .3%
AXA SA ............................... 372,468 17,871,387
Cie de Saint-Gobain SA .................... 100,042 10,173,458
Engie SA .............................. 383,277 10,068,433
L'Oreal SA ............................. 49,979 21,456,768
LVMH Moet Hennessy Louis Vuitton SE .......... 55,700 41,983,077
Sanofi SA .............................. 235,280 22,764,554
Schneider Electric SE ...................... 117,718 32,204,729
TotalEnergies SE ......................... 443,304 28,902,530
185,424,936
a
Germany  —  3 .0%
Allianz SE , Registered ..................... 84,023 38,850,319
BASF SE .............................. 193,975 10,206,690
Bayer AG , Registered ...................... 214,928 9,322,665
Deutsche Bank AG , Registered ............... 423,392 16,317,154
Deutsche Telekom AG , Registered ............. 759,619 24,726,398
E.ON SE .............................. 485,377 9,190,575
Mercedes-Benz Group AG ................... 157,344 10,907,414
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 28,446 18,719,925
SAP SE ............................... 222,663 54,100,102
Siemens AG , Registered .................... 160,720 45,013,874
237,355,116
a
Japan  —  2 .0%
Bridgestone Corp. ........................ 255,800 5,755,313
Canon, Inc. ............................. 197,450 5,842,266
Honda Motor Co. Ltd. ...................... 881,400 8,650,651
Mitsubishi UFJ Financial Group, Inc. ............ 2,635,200 41,823,446
Seven & i Holdings Co. Ltd. .................. 519,760 7,467,396
Sony Group Corp. ........................ 1,343,100 34,451,819
Toyota Motor Corp. ....................... 2,586,900 55,559,092
159,549,983
a
Netherlands  —  1 .3%
ASML Holding N.V. ....................... 84,760 91,330,609
ING Groep N.V. .......................... 620,225 17,433,426
108,764,035
a
South Korea  —  1 .1%
Samsung Electronics Co. Ltd. ................ 1,083,431 90,807,650
a
Spain  —  0 .8%
Banco Bilbao Vizcaya Argentaria SA ............ 1,258,528 29,521,541
Banco Santander SA ...................... 3,241,084 38,149,144
67,670,685
a
Switzerland  —  3 .1%
ABB Ltd. , Registered ...................... 337,479 24,878,108
Nestle SA , Registered ..................... 562,635 55,846,655
Novartis AG , Registered .................... 415,161 57,207,477
Roche Holding AG , Bearer .................. 6,243 2,636,331
Roche Holding AG , NVS .................... 153,419 63,357,468
Swiss Re AG ............................ 65,116 10,847,651
UBS Group AG , Registered .................. 662,559 30,593,377
245,367,067
a
Security Shares Value
a
United Kingdom  —  4 .1%
Anglo American PLC , NVS .................. 257,140 $ 10,635,954
AstraZeneca PLC ........................ 338,629 62,666,442
Barclays PLC ........................... 3,066,862 19,631,379
BP PLC ............................... 3,448,229 20,109,947
Diageo PLC ............................ 482,430 10,395,364
GSK PLC .............................. 886,962 21,745,839
HSBC Holdings PLC ...................... 3,750,557 59,018,513
National Grid PLC ........................ 1,082,645 16,606,127
Prudential PLC .......................... 560,596 8,623,693
Rio Tinto PLC ........................... 232,813 18,753,324
Shell PLC .............................. 1,258,613 46,382,730
Unilever PLC ........................... 474,539 31,005,054
325,574,366
a
United States  —  80 .4%
3M Co. ................................ 115,973 18,567,277
Abbott Laboratories ....................... 378,622 47,437,550
Accenture PLC , Class A .................... 135,618 36,386,309
Alphabet, Inc. , Class A ..................... 1,270,476 397,658,988
Alphabet, Inc. , Class C , NVS ................. 1,015,425 318,640,365
Amazon.com, Inc.
(a)
....................... 2,124,324 490,336,466
American Tower Corp. ..................... 101,858 17,883,209
Aon PLC , Class A ........................ 47,005 16,587,124
Apple, Inc. ............................. 3,226,712 877,213,924
Bristol-Myers Squibb Co. .................... 442,755 23,882,205
Broadcom, Inc. .......................... 1,031,223 356,906,280
Caterpillar, Inc. .......................... 102,005 58,435,604
Chevron Corp. ........................... 413,311 62,992,730
Cisco Systems, Inc. ....................... 862,238 66,418,193
Citigroup, Inc. ........................... 390,730 45,594,284
Coca-Cola Co. (The) ...................... 843,360 58,959,298
Colgate-Palmolive Co. ..................... 176,374 13,937,073
DuPont de Nemours, Inc. ................... 91,182 3,665,516
Eli Lilly & Co. ........................... 173,413 186,363,483
Emerson Electric Co. ...................... 122,551 16,264,969
Exxon Mobil Corp. ........................ 920,902 110,821,347
Ford Motor Co. .......................... 853,059 11,192,134
General Electric Co. ....................... 230,897 71,123,203
Goldman Sachs Group, Inc. (The) ............. 65,914 57,938,406
Honeywell International, Inc. ................. 138,240 26,969,242
HP, Inc. ............................... 203,776 4,540,129
Intel Corp.
(a)
............................ 979,127 36,129,786
International Business Machines Corp. .......... 204,118 60,461,793
Johnson & Johnson ....................... 526,118 108,880,120
Johnson Controls International PLC ............ 133,454 15,981,117
JPMorgan Chase & Co. .................... 594,460 191,546,901
Kimberly-Clark Corp. ...................... 72,087 7,272,857
Linde PLC ............................. 102,099 43,533,993
Marsh & McLennan Companies, Inc. ............ 107,200 19,887,744
Mastercard, Inc. , Class A .................... 179,740 102,609,971
McDonald's Corp. ........................ 155,378 47,488,178
Merck & Co., Inc. ......................... 543,859 57,246,598
Microsoft Corp. .......................... 1,623,008 784,919,129
Morgan Stanley .......................... 264,162 46,896,680
NIKE, Inc. , Class B ....................... 259,238 16,516,053
NVIDIA Corp. ........................... 5,306,390 989,641,735
PepsiCo, Inc. ........................... 298,099 42,783,168
Pfizer, Inc. ............................. 1,237,006 30,801,449
Philip Morris International, Inc. ................ 338,927 54,363,891
Procter & Gamble Co. (The) ................. 510,021 73,091,110
QUALCOMM, Inc. ........................ 234,974 40,192,303
RTX Corp. ............................. 292,784 53,696,586
ServiceNow, Inc.
(a)
........................ 226,440 34,688,344
Texas Instruments, Inc. ..................... 197,830 34,321,527

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global 100 ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
United States (continued)
Thermo Fisher Scientific, Inc. ................. 82,313 $ 47,696,268
Walmart, Inc. ............................ 957,567 106,682,539
6,444,045,148
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,073,073,233 ) ............................... 8,000,513,426
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(b) (c)
............................ 10,408,458 $ 10,408,458
a
Total Short-Term Securities — 0.1%
(Cost: $ 10,408,458 ) ................................. 10,408,458
Total Investments —  99.9%
(Cost: $ 4,083,481,691 ) ............................... 8,010,921,884
Other Assets Less Liabilities — 0 .1% ...................... 6,062,086
Net Assets — 100.0% ................................. $ 8,016,983,970
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 7,600,000  $ 2,808,458
(a)
$ —  $ —  $ —  $ 10,408,458  10,408,458  $ 346,455  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 39 03/20/26 $ 13,440 $ (145,201)
Euro STOXX 50 Index ................................................................. 21 03/20/26 1,442 8,042
$ (137,159)

iShares
®
Global 100 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,444,045,148  $ 1,556,468,278  $ —  $ 8,000,513,426
Short-Term Securities
Money Market Funds ...................................... 10,408,458  —  —  10,408,458
$ 6,454,453,606  $ 1,556,468,278  $ —  $ 8,010,921,884
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,042  $ —  $ —  $ 8,042
Liabilities
Equity Contracts ........................................... (145,201) —  —  (145,201)
$ (137,159) $ —  $ —  $ (137,159)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)